Financial assets, liabilities and financial results (telecom activities) - Cash flow hedges (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ 484	€ (311)	€ 328
Carrying amount - asset	576	223	557
Carrying amount - liability	(91)	(534)	(229)
Change in cash flow hedge reserve	317	22	144
Gain (loss) recognized in other comprehensive income	358	3	179
Reclassification in financial result	(38)	21	(38)
Reclassification in operating income for the period	0	1	1
Reclassification in initial carrying amount of hedged item	(3)	(3)	2
Cash flow hedge reserve	210	(100)	(123)
o/w related to unmatured hedging instruments	(192)	(541)	(542)
o/w related to discontinued hedges	402	440	418
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	575	216	554
Carrying amount - liability	(76)	(502)	(190)
Change in cash flow hedge reserve	311	6	148
Gain (loss) recognized in other comprehensive income	347	(16)	184
Reclassification in financial result	(36)	22	(36)
Cash flow hedge reserve	220	(91)	(95)
o/w related to unmatured hedging instruments	(181)	(532)	(513)
o/w related to discontinued hedges	402	440	418
Forward foreign exchange swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	1	6	2
Carrying amount - liability	0	(1)	(3)
Change in cash flow hedge reserve	(2)	5	(10)
Gain (loss) recognized in other comprehensive income	3	8	(12)
Reclassification in financial result	(2)	(1)	(1)
Reclassification in operating income for the period	0	1	1
Reclassification in initial carrying amount of hedged item	(3)	(3)	2
Cash flow hedge reserve	(9)	2	(6)
o/w related to unmatured hedging instruments	(9)	2	(6)
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset		1	1
Carrying amount - liability	(14)	(31)	(36)
Change in cash flow hedge reserve	9	11	7
Gain (loss) recognized in other comprehensive income	9	11	7
Reclassification in financial result			(1)
Reclassification in operating income for the period	0
Reclassification in initial carrying amount of hedged item	0
Cash flow hedge reserve	(2)	(11)	(22)
o/w related to unmatured hedging instruments	(2)	(11)	€ (22)
o/w related to discontinued hedges	€ 0	€ 0